Assets and Liabilities Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets and Liabilities Classified as Held for Sale [Abstract]
Disclosure of assets and liabilities held for sale
As of December 31, 2023, assets and liabilities held for sale are comprised of cash and cash equivalents, lease ROU assets, the related lease liabilities, and accounts payables and accrued liabilities.

December 31, 2023
Assets classified as held for sale:
Cash and cash equivalents	$3,319
Lease ROU assets	5,906
Total assets classified as held for sale	$9,225

Liabilities associated with assets classified as held for sale:
Accounts payable and accrued liabilities	$110
Lease liabilities	6,209
Total liabilities associated with assets classified as held for sale	$6,319